Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average shares outstanding, ordinary shares (in Shares) , diluted			197,550	197,266		197,266	197,315	187,524
Diluted net (loss) income per share, ordinary shares (in Dollars per share)			$ (0.03)	$ (0.24)		$ (0.45)	$ (0.24)	$ (0.95)
Ordinary shares redemption subjected to forfeiture							450,000
Vickers Vantage [Member]
Weighted average shares outstanding, ordinary shares (in Shares) , diluted	13,176,395	17,250,000	15,862,288	16,675,824	3,000,000	16,834,110
Diluted net (loss) income per share, ordinary shares (in Dollars per share)	$ (0.01)	$ (0.08)	$ 0.04	$ (0.02)	$ 0	$ 0.05